   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 14, 1999


                                                  COMMISSION FILE NOS. 333-22375
                                                                        811-3199
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4


REGISTRATION STATEMENT UNDER
   THE SECURITIES ACT OF 1933                                [ ]
Pre-Effective Amendment No.                                  [ ]

Post-Effective Amendment No. 6                               [X]
                              and
REGISTRATION STATEMENT UNDER
   THE INVESTMENT COMPANY ACT OF 1940                        [ ]

Amendment No. 49                                             [X]


                    KILICO VARIABLE ANNUITY SEPARATE ACCOUNT
                           (EXACT NAME OF REGISTRANT)

                        KEMPER INVESTORS LIFE INSURANCE
                                    COMPANY
                          (NAME OF INSURANCE COMPANY)

            1 Kemper Drive, Long Grove, Illinois                          60049
(Address of Insurance Company's Principal Executive Offices)           (Zip Code)
 Insurance Company's Telephone Number, including Area Code:          (847) 550-5500

                             Debra P. Rezabek, Esq.
                                 1 Kemper Drive
                           Long Grove, Illinois 60049
                    (Name and Address of Agent for Service)

                                   COPIES TO:

                               FRANK JULIAN, ESQ.
                    KEMPER INVESTORS LIFE INSURANCE COMPANY
                                 1 KEMPER DRIVE
                           LONG GROVE, ILLINOIS 60049
                              JOAN E. BOROS, ESQ.
                               JORDEN BURT BOROS
                          CICCHETTI BERENSON & JOHNSON
                       1025 THOMAS JEFFERSON STREET, N.W.
                                   SUITE 400E
                             WASHINGTON, D.C. 20007

     Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this filing.

     It is proposed that this filing will become effective (check appropriate box)
       [X] immediately upon filing pursuant to paragraph (b) of Rule 485
       [ ] on (date) pursuant to paragraph (b) of Rule 485
       [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
       [ ] on (date) pursuant to paragraph (a)(1) of Rule 485

     If appropriate, check the following box:
       [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

     Title of Securities Being Registered:


Variable portion of individual and group variable, fixed and market value adjusted deferred annuity contracts.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This amendment to the registration statement on Form N-4 (the "Registration Statement") is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended. This amendment is being filed for the sole purpose of filing a supplement to the May 1, 1999 Kemper Destinations prospectus (and a related exhibit), one of two prospectuses contained in the Registration Statement. This amendment does not relate to the Farmers Variable Annuity I prospectus and does not otherwise delete, amend or supersede any information contained in the Registration Statement.

                      SUPPLEMENT DATED SEPTEMBER 14, 1999
                      TO PROSPECTUS DATED MAY 1, 1999 FOR
--------------------------------------------------------------------------------

                         INDIVIDUAL AND GROUP VARIABLE,
                                FIXED AND MARKET

                        VALUE ADJUSTED DEFERRED ANNUITY
                                   CONTRACTS
--------------------------------------------------------------------------------
                                   ISSUED BY
                    KILICO VARIABLE ANNUITY SEPARATE ACCOUNT
                                      AND
                    KEMPER INVESTORS LIFE INSURANCE COMPANY

Effective September 14, 1999, one new Subaccount is being added as an investment option under the Contracts.

The new Portfolio in which the Subaccount invests is the Kemper Index 500 Portfolio of Kemper Variable Series. A prospectus for the new Portfolio is attached to this Supplement.

In addition, effective July 6, 1999, Credit Suisse Asset Management, LLC became the investment adviser for the two available Portfolios of the Warburg Pincus Trust as a result of the closing of the previously announced acquisition of Warburg Pincus Asset Management, Inc. by Credit Suisse Group, and the combination of Warburg Pincus Asset Management, Inc. with Credit Suisse Group's existing U.S. asset management business.

The changes to the Prospectus follow with references to those parts of the Prospectus that are modified by this Supplement.

INTRODUCTION

The second paragraph on the cover page of the Prospectus is revised to read as follows:

     "You may allocate purchase payments to one or more of the variable options, the fixed option or the fixed option subject to a market value adjustment. The Contract currently offers thirty-two investment options, each of which is a Subaccount of KILICO Variable Annuity Separate Account. Currently, you may choose among the following Portfolios:

     KEMPER VARIABLE SERIES (formerly Investors Fund Series): Kemper Money Market; Kemper Government Securities; Kemper Investment Grade Bond; Kemper Global Income; Kemper Horizon 5; Kemper High Yield; Kemper Horizon 10+; Kemper Total Return; Kemper Horizon 20+; Kemper Index 500; Kemper Value+Growth; Kemper Blue Chip; Kemper International; Kemper Contrarian Value (formerly Kemper Value); Kemper Small Cap

     Value; Kemper Small Cap Growth; Kemper Growth; Kemper Aggressive Growth; Kemper Technology Growth; Kemper Global Blue Chip; Kemper International Growth and Income; Kemper-Dreman High Return Equity; Kemper-Dreman Financial Services.

     SCUDDER VARIABLE LIFE INVESTMENT FUND (CLASS A SHARES): Scudder VLIF Global Discovery; Scudder VLIF Growth and Income; Scudder VLIF International; Scudder VLIF Capital Growth.

     JANUS ASPEN SERIES: Janus Aspen Growth; Janus Aspen Growth and Income.

     WARBURG PINCUS TRUST: Warburg Emerging Markets; Warburg Post-Venture
     Capital.

     Subaccounts and Portfolios may be added or deleted in the future. Contract values allocated to any of the Subaccounts vary, reflecting the investment experience of the selected Subaccounts. Contract values allocated to the Fixed account or one or more Guarantee Periods of the Market Value Adjustment Option accumulate on a fixed basis."

DEFINITIONS

The definition of "Subaccounts" on page 3 of the Prospectus is revised to read as follows:

     "Subaccounts - The thirty-two subdivisions of the Separate Account, the assets of which consist solely of shares of the corresponding Portfolios."

SUMMARY

The fourth paragraph on page 4 of the Prospectus is revised to read as follows:

     "Variable accumulations and benefits are provided by crediting Purchase Payments to one or more Subaccounts selected by the Owner. Each Subaccount invests in one of the following corresponding Portfolios:

     - Kemper Money Market

     - Kemper Government Securities

     - Kemper Investment
       Grade Bond

     - Kemper Global Income

     - Kemper Horizon 5

     - Kemper High Yield

     - Kemper Horizon 10+

     - Kemper Total Return

     - Kemper Growth

     - Kemper Aggressive Growth

     - Kemper Technology Growth

     - Kemper Global Blue Chip

     - Kemper International Growth
       and Income

     - Kemper-Dreman High
       Return Equity

     - Kemper-Dreman
       Financial Services

     - Kemper Horizon 20+

     - Kemper Index 500

     - Kemper Value+Growth

     - Kemper Blue Chip

     - Kemper International

     - Kemper Contrarian Value

     - Kemper Small Cap Value

     - Kemper Small Cap Growth

     - Scudder VLIF
       Global Discovery

     - Scudder VLIF Growth
       and Income

     - Scudder VLIF International

     - Scudder VLIF Capital Growth

     - Janus Aspen Growth

     - Janus Aspen Growth
       and Income

     - Warburg Emerging Markets

     - Warburg Post-Venture Capital

The Summary of Expenses and Example Tables appearing on pages 7 through 11 of the Prospectus are revised to read as follows:
--------------------------------------------------------------------------------
                              SUMMARY OF EXPENSES
--------------------------------------------------------------------------------
 CONTRACT OWNER TRANSACTION EXPENSES

  Sales Load Imposed on Purchases (as a percentage of purchase payments)..............................        None
  Contingent Deferred Sales Load (as a percentage of amount surrendered)(1)
                                                              Year of Withdrawal After Purchase
                                                                 First year...........................          7%
                                                                 Second year..........................          6%
                                                                 Third year...........................          5%
                                                                 Fourth year..........................          5%
                                                                 Fifth year...........................          4%
                                                                 Sixth year...........................          3%
                                                                 Seventh year.........................          2%
                                                                 Eighth year and following............          0%
  Surrender Fees......................................................................................        None
  Exchange Fee(2).....................................................................................         $25
  ANNUAL CONTRACT FEE (Records Maintenance Charge)(3).................................................         $30

    SEPARATE ACCOUNT ANNUAL EXPENSES
    (as a percentage of average daily account value)
  Mortality and Expense
    Risk..................................       1.25%
  Administration..........................        .15%
  Account Fees and
    Expenses..............................          0%
                                            ---------
  Total Separate Account
    Annual Expenses.......................       1.40%
                                            =========
  GUARANTEED RETIREMENT INCOME BENEFIT
    CHARGE
    Annual Expense (as a percentage of
    Contract Value).......................        .25%

                      FUND ANNUAL EXPENSES (After Fee Waivers and Expense Reductions)
                      (as percentage of each Portfolio's average net assets for the period ended December 31, 1998)

                                    KEMPER     KEMPER        KEMPER         KEMPER
                                    MONEY    GOVERNMENT    INVESTMENT       GLOBAL        KEMPER
                                    MARKET   SECURITIES   GRADE BOND(9)   INCOME(10)   HORIZON 5(9)
                                    ------   ----------   -------------   ----------   ------------
                Management Fees...   .50%       .55%           .60%           .72%         .60%
                 Other Expenses...   .04        .11            .07            .33          .06
Total Portfolio Annual Expenses...   .54        .66            .67           1.05          .66

                                    KEMPER   KEMPER    KEMPER   KEMPER    KEMPER    KEMPER
                                     HIGH    HORIZON   TOTAL    HORIZON   INDEX     VALUE+
                                    YIELD    10+(9)    RETURN   20+(9)    500(8)   GROWTH(9)
                                    ------   -------   ------   -------   ------   ---------
                Management Fees...   .60%      .60%     .55%      .60%     .26%       .75%
                 Other Expenses...   .05       .04      .05       .07      .29        .03
Total Portfolio Annual Expenses...   .65       .64      .60       .67      .55        .78

                                   KEMPER                      KEMPER      KEMPER      KEMPER
                                    BLUE        KEMPER       CONTRARIAN   SMALL CAP   SMALL CAP
                                   CHIP(9)   INTERNATIONAL    VALUE(9)    VALUE(9)     GROWTH
                                   -------   -------------   ----------   ---------   ---------
                Management Fees...   .65%         .75%          .75%         .75%        .65%
                 Other Expenses...   .11          .18           .03          .05         .05
Total Portfolio Annual Expenses...   .76          .93           .78          .80         .70

                                                                                        KEMPER          KEMPER-
                                               KEMPER       KEMPER       KEMPER      INTERNATIONAL      DREMAN
                                    KEMPER   AGGRESSIVE   TECHNOLOGY   GLOBAL BLUE    GROWTH AND      HIGH RETURN
                                    GROWTH   GROWTH(6)    GROWTH(10)   CHIP(7)(10)   INCOME(7)(10)   EQUITY(7)(10)
                                    ------   ----------   ----------   -----------   -------------   -------------
                Management Fees...   .60%       .67%        .66%          0.00%          0.00%            .42%
                 Other Expenses...   .05        .28          .29          1.56           1.12             .45
Total Portfolio Annual Expenses...   .65        .95          .95          1.56           1.12             .87

                                        KEMPER-                        SCUDDER                     SCUDDER
                                        DREMAN        SCUDDER VLIF       VLIF         SCUDDER       VLIF
                                       FINANCIAL         GLOBAL       GROWTH AND       VLIF        CAPITAL
                                    SERVICES(7)(10)   DISCOVERY(11)     INCOME     INTERNATIONAL   GROWTH
                                    ---------------   -------------   ----------   -------------   -------
                Management Fees...        .02%             .91%          .47%           .87%         .47%
                 Other Expenses...        .97              .81           .09            .18          .04
Total Portfolio Annual Expenses...        .99             1.72           .56           1.05          .51
----------------------------------

                                                  JANUS                    WARBURG
                                      JANUS       ASPEN       WARBURG       POST-
                                      ASPEN     GROWTH AND    EMERGING     VENTURE
                                    GROWTH(4)   INCOME(4)    MARKETS(5)   CAPITAL(5)
                                    ---------   ----------   ----------   ----------
                Management Fees...     .65%        0.00%         .20%        1.08%
                 Other Expenses...     .03         1.25         1.20          .32
Total Portfolio Annual Expenses...     .68         1.25         1.40         1.40
----------------------------------

 (1) A Contract Owner may withdraw up to the greater of (i) the excess of Contract Value over total Purchase Payments subject to Withdrawal Charges less prior withdrawals that were previously assessed a Withdrawal Charge, and (ii) 10% of the Contract Value in any Contract Year without assessment of any charge. In certain circumstances We may reduce or waive the contingent deferred sales charge.

 (2) We reserve the right to charge a fee of $25 for each transfer of Contract Value in excess of 12 transfers per calendar year.

 (3) Applies to Contracts with a Contract Value less than $50,000 on the date of assessment. In certain circumstances We may reduce or waive the annual Records Maintenance Charge.

 (4) The expense figures shown are net of certain fee waivers or reductions from Janus Capital Corporation. Without such waivers, Management Fees, Other Expenses and Total Portfolio Annual Expenses for the Portfolios for the fiscal year ended December 31, 1998 would have been: .72%, .03% and .75%, respectively, for the Growth Portfolio; and .75%, 2.31% and 3.06%, respectively, for the Growth and Income Portfolio. See the prospectus and Statement of Additional Information of Janus Aspen Series for a description of these waivers.

 (5) The expense figures shown are net of certain fee waivers or reductions from the Portfolios' investment adviser and its affiliates based on actual expenses for fiscal year ended December 31, 1998. Without such waivers, Management Fees, Other Expenses and Total Portfolio Annual Expenses for the Portfolios would have been 1.25%, 6.96% and 8.21%, respectively, for the Emerging Markets Portfolio; and 1.25%, .45% and 1.70%, respectively, for the Post-Venture Capital Portfolio. Fee waivers and expense reimbursements may be discontinued at any time.

 (6) Portfolios commenced operations after 5/1/99. "Other Expenses" have been estimated.

 (7) Portfolios commenced operations on or after 5/1/98. "Other Expenses" have been estimated.

 (8) Portfolio commenced operations after 9/1/99. "Other Expenses" have been estimated. Pursuant to their respective agreements with Kemper Variable Series, the investment manager and the accounting agent have agreed, for the period from commencement of operations to April 30, 2000, to limit their respective fees and to reimburse other operating expenses of the Kemper Index 500 Portfolio to the extent necessary to limit total operating expenses to the level set forth in the table. Without taking into effect this cap, management fees are estimated to be .45%, Other Expenses are estimated to be .29%, and total operating expenses are estimated to be .74%.

 (9) Pursuant to their respective agreements with Kemper Variable Series, the investment manager and the accounting agent have agreed, for the one year period commencing on approximately May 1, 1999, to limit their respective fees and to reimburse other operating expenses, to the extent necessary to limit total operating expenses of the following described Portfolios to the amounts set forth after the Portfolio names: Kemper Value + Growth Portfolio (.84%), Kemper Contrarian Value Portfolio (.80%), Kemper Small Cap Value Portfolio (.84%), Kemper Horizon 5 Portfolio (.97%), Kemper Horizon 10+ Portfolio (.83%), Kemper Horizon 20+ Portfolio (.93%), Kemper Investment Grade Bond Portfolio (.80%), and Kemper Blue Chip Portfolio (.95%). The amounts set forth in the table above reflect actual expenses for the past fiscal year, which were lower than these expense limits.

(10) Pursuant to their respective agreements with Kemper Variable Series, the investment manager and the accounting agent have agreed, for the one year period commencing on approximately May 1, 1999, to limit their respective fees and to reimburse other operating expenses, to the extent necessary to limit total operating expenses of the Kemper Aggressive Growth, Kemper Technology Growth, Kemper-Dreman Financial Services, Kemper-Dreman High Return Equity, Kemper International Growth and Income, Kemper Global Blue Chip and Kemper Global Income Portfolios of Kemper Variable Series to the levels set forth in the table above. Without taking into effect these expense caps, for the Aggressive Growth, Technology Growth, Financial Services, High Return Equity, International Growth and Income, Global Blue Chip and Global Income Portfolios of Kemper Variable Series: management fees are estimated to be .75%, .75%, .75%, .75%, 1.00%, 1.00% and .75%.
     Other Expenses are estimated to be .28%, .29%, .97%, .45%, 18.54%, 11.32%, and .33%, respectively, and total operating expenses are estimated to be 1.03%, 1.04%, 1.72%, 1.20%, 19.54%, 12.32%, and 1.08%, respectively. In addition, for Kemper International Growth and Income and Kemper Global Blue Chip, the investment manager has agreed to limit its management fee to .70% and .85%, respectively, of such portfolios for one year from May 1, 1999.

(11) Until April 30, 1998, the Adviser waived a portion of its management fee to limit the expenses of the Global Discovery Portfolio to 1.50% of the average daily net assets.

                                    EXAMPLE

                                                    SUBACCOUNT               1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                    ----------               ------    -------    -------    --------
If you surrender your Contract at the     Kemper Money Market #1(1)           $ 92      $116       $152        $228
  end of the periods shown, you would
  pay the following expenses on a $1,000  Kemper Government Securities          93       120        158         241
  investment, assuming 5% annual return   Kemper Investment Grade Bond          93       120        158         242
  on assets:                              Kemper Global Income                  97       131        177         281
                                          Kemper Horizon 5                      93       120        158         241
                                          Kemper High Yield                     93       119        157         240
                                          Kemper Horizon 10+                    93       119        157         239
                                          Kemper Total Return                   93       118        155         234
                                          Kemper Horizon 20+                    93       120        158         242
                                          Kemper Index 500                      92       116         --          --
                                          Kemper Value+Growth                   94       123        164         253
                                          Kemper Blue Chip                      94       123        163         251
                                          Kemper International                  96       128        171         269
                                          Kemper Contrarian Value               94       123        164         253
                                          Kemper Small Cap Value                94       124        165         255
                                          Kemper Small Cap Growth               94       121        160         245
                                          Kemper Growth                         93       119        157         240
                                          Kemper Aggressive Growth              96       128         --          --
                                          Kemper Technology Growth              96       128         --          --
                                          Kemper Global Blue Chip              102       146        202         332
                                          Kemper International Growth and       98       133        181         288
                                            Income
                                          Kemper-Dreman High Return             95       126        168         263
                                            Equity
                                          Kemper-Dreman Financial               96       129        174         275
                                            Services
                                          Scudder VLIF Global Discovery        103       150        210         347
                                          Scudder VLIF Growth and Income        92       117        153         230
                                          Scudder VLIF International            97       131        177         281
                                          Scudder VLIF Capital Growth           92       115        150         225
                                          Janus Aspen Growth                    93       120        159         243
                                          Janus Aspen Growth and Income         99       137        187         301
                                          Warburg Emerging Markets             100       141        194         316
                                          Warburg Post-Venture Capital          99       139        190         308

                                    EXAMPLE

                                                    SUBACCOUNT             1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                    ----------             ------   -------   -------   --------
If you do not surrender your contract,
you would pay the following expenses on
a $1,000 investment, assuming 5% annual
return on assets:
                                          Kemper Money Market #1(1)         $ 20     $ 61      $106       $228
                                          Kemper Government Securities        21       65       112        241
                                          Kemper Investment Grade Bond        21       66       112        242
                                          Kemper Global Income                25       77       132        281
                                          Kemper Horizon 5                    21       65       112        241
                                          Kemper High Yield                   21       65       111        240
                                          Kemper Horizon 10+                  21       65       111        239
                                          Kemper Total Return                 21       63       109        234
                                          Kemper Horizon 20+                  21       66       112        242
                                          Kemper Index 500                    20       62        --         --
                                          Kemper Value+Growth                 22       69       118        253
                                          Kemper Blue Chip                    22       68       117        251
                                          Kemper International                24       74       126        269
                                          Kemper Contrarian Value             22       69       118        253
                                          Kemper Small Cap Value              23       70       119        255
                                          Kemper Small Cap Growth             22       66       114        245
                                          Kemper Growth                       21       65       111        240
                                          Kemper Aggressive Growth            24       74        --         --
                                          Kemper Technology Growth            24       74        --         --
                                          Kemper Global Blue Chip             30       93       158        332
                                          Kemper International Growth and     26       79       136        288
                                            Income
                                          Kemper-Dreman High Return           23       72       123        263
                                            Equity
                                          Kemper-Dreman Financial             24       75       129        275
                                          Services
                                          Scudder VLIF Global Discovery       32       98       166        347
                                          Scudder VLIF Growth and Income      20       62       107        230
                                          Scudder VLIF International          25       77       132        281
                                          Scudder VLIF Capital Growth         20       61       104        225
                                          Janus Aspen Growth                  21       66       113        243
                                          Janus Aspen Growth and Income       27       83       142        301
                                          Warburg Emerging Markets            29       88       150        316
                                          Warburg Post-Venture Capital        28       86       146        308

The purpose of the preceding table which includes the "SUMMARY OF EXPENSES" on the prior page, is to assist Contract Owners in understanding the various costs and expenses that a Contract Owner in a Subaccount will bear directly or indirectly. The table reflects expenses of both the Separate Account and the Fund. THE EXAMPLE SHOULD NOT BE CONSIDERED TO BE A REPRESENTATION OF PAST OR FUTURE EXPENSES AND DOES NOT INCLUDE THE DEDUCTION OF STATE PREMIUM TAXES, WHICH MAY BE ASSESSED BEFORE OR UPON ANNUITIZATION. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. "Management Fees" and "Other Expenses" in the "SUMMARY OF EXPENSES" for the Portfolios have been provided by Scudder Kemper Investments, Inc., Janus Capital Corporation and Credit Suisse Asset Management, LLC (successor to Warburg Pincus Asset Management, Inc.), as applicable, and have not been independently verified. The Example assumes a 5% annual rate of return pursuant to requirements of the Securities and Exchange Commission. This hypothetical rate of return is not intended to be representative of past or future performance of any Subaccount. The Records Maintenance Charge is a single charge, it is not a separate charge for each Subaccount. In addition, the effect of the Records Maintenance Charge has been reflected in the Example by applying the percentage derived by dividing the total amounts of annual Records Maintenance Charge collected by the total net assets of all the Subaccounts in the Separate Account. See "Contract Charges and Expenses" for more information regarding the various costs and expenses.

(1)Money Market Subaccount #2 is not shown because it is available only for dollar cost averaging that will deplete an Owner's subaccount value entirely at least by the end of the first Contribution Year.

THE FUNDS

The first line on page 18 of the Prospectus is revised to read as follows:

     "The thirty-one Portfolios are summarized below:"

Also on page 18 of the Prospectus, the section entitled "KEMPER VARIABLE SERIES (FORMERLY INVESTORS FUND SERIES)" is revised to add the following between "KEMPER HORIZON 20+ PORTFOLIO" and "KEMPER VALUE+GROWTH PORTFOLIO":

     "KEMPER INDEX 500 PORTFOLIO seeks to match, as closely as possible, before expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index, which emphasizes stocks of large U.S. companies.*"

The second paragraph on page 20 of the Prospectus is revised to read as follows:

     "Scudder Kemper Investments, Inc. ("SKI") is the investment manager for the twenty-three available Portfolios of Kemper Variable Series (formerly Investors Fund Series) and the four available Portfolios of Scudder Variable Life Investment Fund. Bankers Trust Company ("Bankers") is the sub-adviser for the Kemper Index 500 Portfolio. Under the terms of the sub-advisory agreement with SKI, Bankers will handle day-to-day investment and trading functions for the Kemper Index 500 Portfolio. Scudder Investments (U.K.) Limited ("Scudder U.K."), an affiliate of SKI, is the sub-adviser for Kemper International Portfolio and the Kemper Global Income Portfolio. Under the terms of the Sub-Advisory Agreement with SKI, Scudder U.K. renders investment advisory and management services with regard to that portion of these Portfolios' assets as may be allocated by SKI to Scudder U.K. from time to time for management, including services related to foreign securities, foreign currency transactions and related investments. Dreman Value Management L.L.C. ("DVM") serves as sub-adviser for the Kemper-Dreman High Return Equity and Kemper-Dreman Financial Services Portfolios. Under the terms of the sub-advisory agreement between SKI and DVM for each such Portfolio, DVM manages the day-to-day investment and trading functions for each such Portfolios. Janus Capital Corporation is the investment adviser for the two available Portfolios of the Janus Aspen Series. Credit Suisse Asset Management, LLC (successor to Warburg Pincus Asset Management, Inc.) is the investment adviser for the two available Portfolios of the Warburg Pincus Trust. The investment advisers are paid fees for their services by the Funds they manage.

---------------

* "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by Scudder Kemper Investments, Inc. The Kemper Index 500 Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the fund. Additional information may be found in the fund's Statement of Additional Information.

     KILICO may receive compensation from the Funds or the investment advisers of the Funds for services related to the Funds. Such compensation will be consistent with the services rendered or the cost savings resulting from the arrangement."

The section entitled "KEMPER VARIABLE SERIES (FORMERLY INVESTORS FUND SERIES)" on pages 20 and 21 of the Prospectus is revised to read as follows:

     "For its services, SKI is paid a management fee based upon the average daily net assets of each Portfolio, as follows: Kemper Money Market (.50 of 1%), Kemper Government Securities (.55 of 1%), Kemper Investment Grade Bond (.60 of 1%), Kemper Global Income (.75 of 1%), Kemper Horizon 5 (.60 of 1%), Kemper High Yield (.60 of 1%), Kemper Horizon 10+ (.60 of 1%), Kemper Total Return (.55 of 1%), Kemper Horizon 20+ (.60 of 1%), Kemper Index 500 (.45% for the first $200 million, .42% for the next $550 million, .40% for the next $1.25 billion, .38% for the next $3 billion and .35% for amounts over $5 billion), Kemper Value+Growth (.75 of 1%), Kemper Blue Chip (.65 of 1%), Kemper International (.75 of 1%), Kemper Contrarian Value (.75 of 1%), Kemper Small Cap Value (.75 of 1%), Kemper Small Cap Growth (.65 of 1%), Kemper Growth (.60 of 1%), Kemper Global Blue Chip (1.00% for the first $250 million, .95% for the next $750 million and .90% over $1 billion), Kemper International Growth and Income (1%), Kemper-Dreman High Return Equity, Kemper-Dreman Financial Services, Kemper Aggressive Growth, and Kemper Technology Growth (.75% for the first $250 million, .72% for the next $750 million, .70% for the next $1.5 billion, .68% for the next $2.5 billion, .65% for the next $2.5 billion, .64% for the next $2.5 billion, .63% for the next $2.5 billion and .62% over $12.5 billion). SKI pays Bankers for its services as sub-adviser for the Kemper Index 500 Portfolio a sub-advisory fee, calculated monthly as a percentage of the Portfolio's total assets, at the annual rate of .08% for the first $200 million, .05% for the next $550 million and .025% over $750 million. The minimum annual fee is set at $100,000; however, the minimum fee does not apply during the first year of the Portfolio's operations. SKI pays Scudder U.K. for its services as sub-adviser for the Kemper International Portfolio and the Kemper Global Income Portfolio a sub-advisory fee, payable monthly, at an annual rate of .35 of 1% and .30 of 1%, respectively, of the average daily net assets of such Portfolios. SKI pays DVM for its services as sub-adviser for the Kemper-Dreman High Return Equity and Kemper-Dreman Financial Services Portfolios a sub-advisory fee, payable monthly, at the annual rate of .24% of the first $250 million of each Portfolio's average daily net assets, .23% of the average daily net assets between $250 million and $1 billion, .224% of average daily net assets between $1 billion and $2.5 billion, .218% of average daily net assets between $2.5 billion and $5 billion, .208% of average daily net assets between $5 billion and $7.5 billion, .205% of average daily net assets between $7.5 billion and $10 billion, .202% of average daily net assets between $10 billion and $12.5 billion and .198% of each Portfolio's average daily net assets over $12 billion."

The section entitled "WARBURG PINCUS TRUST" on page 22 of the Prospectus is revised to read as follows:

     "Credit Suisse Asset Management, LLC (successor to Warburg Pincus Asset Management, Inc.) receives a monthly advisory fee based upon the average daily net assets of each Warburg Portfolio, as follows: Emerging Markets 1.25% (.20% after waivers and/or reimbursements) and Post-Venture Capital 1.25% (1.08% after waivers and/or reimbursements).

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(A) FINANCIAL STATEMENTS:

        (1) Financial Statements included in Part A of the Registration
           Statement:

           Kemper Investors Life Insurance Company and Subsidiaries

           Reports of Independent Public Accountants

           Kemper Investors Life Insurance Company and Subsidiaries Consolidated
            Balance Sheets, as of December 31, 1998 and 1997

           Kemper Investors Life Insurance Company and Subsidiaries Consolidated
            Statements of Operations, years ended December 31, 1998, 1997 and
            1996

           Kemper Investors Life Insurance Company and Subsidiaries Consolidated
            Statements of Comprehensive Income, years ended December 31, 1998, 1997 and 1996

           Kemper Investors Life Insurance Company and Subsidiaries Consolidated
            Statements of Stockholder's Equity, years ended December 31, 1998, 1997 and 1996

           Kemper Investors Life Insurance Company and Subsidiaries Consolidated
            Statements of Cash Flows, years ended December 31, 1998, 1997 and
            1996

           Notes to Consolidated Financial Statements

        (2) Financial Statements included in Part B of the Registration
           Statement:

           KILICO Variable Annuity Separate Account

              Reports of Independent Accountants

              Statement of Assets and Liabilities and Contract Owners' Equity as
                of December 31, 1998

              Statement of Operations for the Year Ended December 31, 1998

              Statements of Changes in Contract Owners' Equity for the Years
                Ended December 31, 1998 and 1997

              Notes to Financial Statements

(B) EXHIBITS:

   (4)1.1    A copy of resolution of the Board of Directors of Kemper
             Investors Life Insurance Company dated September 13, 1977.
   (4)1.2    A copy of Record of Action of Kemper Investors Life
             Insurance Company dated April 15, 1983.
      2.     Not Applicable.
   (3)3.1    Distribution Agreement between Investors Brokerage Services,
             Inc. and KILICO.
   (1)3.2    Addendum to Selling Group Agreement of Kemper Financial
             Services, Inc.
   (2)3.3    Selling Group Agreement of Investors Brokerage Services,
             Inc.
   (7)4.1    Form of Group Variable, Fixed and Market Value Adjusted
             Annuity Contract.
   (7)4.2    Form of Certificate to Group Variable, Fixed and Market
             Value Adjusted Annuity Contract.
   (7)4.3    Form of Individual Variable, Fixed and Market Value Adjusted
             Annuity Contract.
   (7)5.     Form of Application.
   (3)6. Kemper Investors Life Insurance Company articles of incorporation and by-laws.
      7.     Inapplicable.
   (2)8.1(a) Fund Participation Agreement among KILICO, Janus Aspen
             Series and Janus Capital Corporation.
   (5)8.1(b) Service Agreement between KILICO and Janus Capital
             Corporation.
   (8)8.2(a) Participation Agreement By and Among Kemper Investors Life
             Insurance Company and Warburg, Pincus Trust and Warburg
             Pincus Asset Management Inc. (f/k/a Warburg, Pincus
             Counsellors, Inc.) and Counsellors Securities, Inc.

    (6)8.2(b) Service Agreement between Warburg Pincus Asset Management Inc. (f/k/a Warburg Pincus Counsellors, Inc.)
              and Federal Kemper Life Assurance Company and Kemper Investors Life Insurance Company.
       8.2(c) Restatement of Participation Agreement among Counsellors Securities Inc., Warburg Pincus Asset
              Management, Inc. and/or the Warburg Pincus Funds and Kemper Investors Life Insurance Company.
    (8)8.3    Fund Participation Agreement among KILICO, Investors Fund Series (formerly known as Kemper Investors
              Fund), Zurich Kemper Investments, Inc. and Kemper Distributors, Inc.
    (9)8.4(a) Participation Agreement between Kemper Investors Life Insurance Company and Scudder Variable Life
              Investment Fund.
    (9)8.4(b) Participating Contract and Policy Agreement between Kemper Investors Life Insurance Company and Scudder
              Kemper Investments, Inc.
    (9)8.4(c) Indemnification Agreement between Kemper Investors Life Insurance Company and Scudder Kemper
              Investments, Inc.
    (9)8.5    Participation Agreement Among Kemper Investors Life Insurance Company, PIMCO Variable Insurance Trust,
              and PIMCO Funds Distributors LLC.
    (9)8.6    Participation Agreement Among Templeton Variable Products Series Fund, Franklin Templeton Distributors,
              Inc. and Kemper Investors Life Insurance Company.
     (7)9.    Opinion and Consent of Counsel.
  (14)10.1    Consents of PricewaterhouseCoopers LLP, independent accountants
  (14)10.2    Consent of KPMG LLP, independent auditors
       11.    Inapplicable.
       12.    Inapplicable.
    (4)13.    Schedules for Computation of Performance Calculations.
   (14)14.    Organizational Chart.
  (13)17.1    Schedule IV: Reinsurance (year ended December 31, 1998).
  (10)17.2    Schedule IV: Reinsurance (year ended December 31, 1997).
  (12)17.3    Schedule IV: Reinsurance (year ended December 31, 1996).
  (13)17.4    Schedule V: Valuation and qualifying accounts (year ended December 31, 1998).
  (10)17.5    Schedule V: Valuation and qualifying accounts (year ended December 31, 1997).
  (11)17.6    Schedule V: Valuation and qualifying accounts (year ended December 31, 1996).


---------------
 (1) Incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-4 filed on or about April 27, 1995.

 (2) Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4 filed on or about September 14, 1995.

 (3) Incorporated by reference to Exhibits filed with the Registration Statement on Form S-1 for KILICO (File No. 333-02491) filed on or about April 12, 1996.

 (4) Incorporated by reference to the Registration Statement on Form N-4 for the Registrant (File No. 333-22375) filed on or about February 26, 1997.

 (5) Incorporated by reference to Post-Effective Amendment No. 25 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 28, 1997.

 (6) Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form S-6 (File No. 33-79808) filed on or about April 30, 1997.

 (7) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-22375) filed on or about November 3, 1997.

 (8) Incorporated by reference to Amendment No. 3 to the Registration Statement on Form S-1 (File No. 333-22389) filed on or about April 8, 1998.

 (9) Incorporated by reference to Amendment No. 5 to the Registration Statement on Form S-1 (File No. 333-22389) filed on or about April 20, 1999.

(10) Incorporated by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (File No. 33-43501) filed on or about April 16, 1998.

(11) Incorporated by reference to Amendment No. 2 to the Registration Statement on Form S-1 for KILICO (File No. 333-02491) filed on or about April 23, 1997.

(12) Incorporated by reference to Form 10-K for Kemper Investors Life Insurance Company for fiscal year ended December 31, 1996 filed on or about March 25, 1997.

(13) Incorporated by reference to Amendment No. 4 to the Registration Statement on Form S-1 for KILICO (File No. 333-02491) filed on or about April 20, 1999.

(14) Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 for the Registrant (File No. 333-22375) filed on or about April 27, 1999.

ITEM 25. DIRECTORS AND OFFICERS OF KEMPER INVESTORS LIFE INSURANCE COMPANY

          The directors and principal officers of KILICO are listed below together with their current positions. The address of each officer and director is 1 Kemper Drive, Long Grove, Illinois 60049.


                NAME                                       OFFICE WITH KILICO
                ----                                       ------------------
Gale K. Caruso.......................  President, Chief Executive Officer and Director
Frederick L. Blackmon................  Senior Vice President and Chief Financial Officer
Edward L. Robbins....................  Senior Vice President and Chief Actuary
James E. Hohmann.....................  Senior Vice President and Director
John B. Scott........................  Chairman of the Board and Director
David A. Bowers......................  Director
William H. Bolinder..................  Director
Gunther Gose.........................  Director
Eliane C. Frye.......................  Executive Vice President and Director
Debra P. Rezabek.....................  Senior Vice President, General Counsel and Corporate
                                       Secretary
James C. Harkensee...................  Senior Vice President
Edward K. Loughridge.................  Senior Vice President and Corporate Development Officer
Kenneth M. Sapp......................  Senior Vice President
George Vlaisavljevich................  Senior Vice President
Russell M. Bostick...................  Senior Vice President and Chief Information Officer


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE INSURANCE COMPANY OR REGISTRANT

          See Exhibit 14 for organizational charts of persons controlled or under common control with Kemper Investors Life Insurance Company.

          Investors Brokerage Services, Inc. and Investors Brokerage Services Insurance Agency, Inc. are wholly owned subsidiaries of KILICO.

ITEM 27. NUMBER OF CONTRACT OWNERS


          At August 1, 1999, the Registrant had approximately 4,016 qualified and non-qualified Kemper Destinations Contract Owners.



          At August 1, 1999, the Registrant had approximately 24 qualified and non-qualified Farmers Variable Annuity I Contract Owners.


ITEM 28. INDEMNIFICATION

          To the extent permitted by law of the State of Illinois and subject to all applicable requirements thereof, Article VI of the By-Laws of Kemper Investors Life Insurance Company ("KILICO") provides for the indemnification of any person against all expenses (including attorneys fees), judgments, fines, amounts paid in settlement and other costs actually and reasonably incurred by him in connection with any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative in which he is a party or is threatened to be made a party by reason of his being or having been a director, officer, employee or agent of KILICO, or serving or having served, at the request of KILICO, as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, or by reason of his holding a fiduciary position in connection with the management or administration of retirement, pension, profit sharing or other benefit plans including, but not limited to, any fiduciary liability under the Employee Retirement Income Security Act of 1974 and any amendment thereof, if he acted in good faith and in a manner he reasonably believed to be in and not opposed to the best interests of KILICO, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of NOLO CONTENDERE or its equivalent, shall not, of itself, create a presumption that he did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of KILICO, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful. No indemnification shall be made in respect of any claim, issue or matter as to which a director or officer shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the company, unless and only to the extent that the court in which such action or suit was brought or other court of competent jurisdiction shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, he is fairly and reasonably entitled to indemnity for such expenses as the court shall deem proper.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers, employees or agents of KILICO pursuant to the foregoing provisions, or otherwise, KILICO has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by KILICO of expenses incurred or paid by a director, officer, employee of agent of KILICO in the successful defense of any action, suit or proceeding) is asserted by such director, officer, employee or agent of KILICO in connection with variable annuity contracts, KILICO will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by KILICO is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.

ITEM 29.(A) PRINCIPAL UNDERWRITER

          Investors Brokerage Services, Inc., a wholly owned subsidiary of Kemper Investors Life Insurance Company, acts as principal underwriter for KILICO Variable Annuity Separate Account, KILICO Variable Separate Account, KILICO Variable Separate Account-2, Kemper Investors Life Insurance Company Variable Annuity Account C and FKLA Variable Separate Account.

ITEM 29.(B) INFORMATION REGARDING PRINCIPAL UNDERWRITER, INVESTORS BROKERAGE SERVICES, INC.

          The address of each officer is 1 Kemper Drive, Long Grove, IL 60049.

                                                                        POSITION AND OFFICES
                            NAME                                          WITH UNDERWRITER
                            ----                                        --------------------
    John B. Scott.......................................  Chairman and Director
    Michael E. Scherrman................................  President and Director
    Otis R. Heldman, Jr. ...............................  Vice President
    Michael A. Kelly....................................  Vice President
    David S. Jorgensen..................................  Vice President and Treasurer
    Debra P. Rezabek....................................  Secretary
    Frank J. Julian.....................................  Assistant Secretary
    Kenneth M. Sapp.....................................  Director
    Eliane C. Frye......................................  Director
    George Vlaisavljevich...............................  Director

ITEM 29.(C)

        Inapplicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

          Accounts, books and other documents required to be maintained by
     Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by Kemper Investors Life Insurance Company at its home office at 1 Kemper Drive, Long Grove, Illinois 60049.

ITEM 31. MANAGEMENT SERVICES

        Inapplicable.

ITEM 32. UNDERTAKINGS AND REPRESENTATION

          a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

          b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or
     (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

          c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

REPRESENTATION REGARDING FEES AND CHARGES PURSUANT TO SECTION 26 OF THE INVESTMENT COMPANY ACT OF 1940

          Kemper Investors Life Insurance Company ("KILICO") represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by KILICO.

REPRESENTATION REGARDING CONTRACTS ISSUED TO PARTICIPANTS IN THE TEXAS OPTIONAL RETIREMENT PROGRAM

          KILICO, depositor and sponsor of Registrant, KILICO Variable Annuity Separate Account, and Investors Brokerage Services, Inc., the principal underwriter of the Individual and Group Variable, Fixed and Market Value Adjusted Deferred Annuity Contracts (the "Contracts") issued by Registrant, will issue the Contracts to participants in the Texas Optional Retirement Program (the "Program") in reliance upon, and in compliance with, Rule 6c-7 of the Investment Company Act of 1940, and represent that they will:

          1. Include appropriate disclosure regarding the restrictions on redemptions imposed by the Program in each registration statement, including the prospectus, used in connection with the Program;

          2. Include appropriate disclosure regarding the restrictions on redemptions imposed by the Program in any sales literature used in connection with the offer of Contracts to Program participants;

          3. Instruct salespeople who solicit Program participants to purchase Contracts specifically to bring the restrictions on redemption imposed by the Program to the attention of potential Program participants; and

          4. Obtain from each Program participant who purchases a Contract in connection with the Program, prior to or at the time of such purchase, a signed statement acknowledging the restrictions on redemption imposed by the Program.

REPRESENTATION REGARDING CONTRACTS ISSUED TO PARTICIPANTS OF TAX-SHELTERED ANNUITY PROGRAMS

          KILICO, depositor and sponsor of Registrant, KILICO Variable Annuity Separate Account (the "Separate Account"), and Investors Brokerage Services, Inc. ("IBS"), the principal underwriter of the Individual and Group Variable, Fixed and Market Value Adjusted Deferred Annuity Contracts (the "Contracts") issued by Registrant, will issue the Contracts to participants in IRC 403(b) Tax-Sheltered Annuity Programs in reliance upon, and in compliance with, the no-action letter dated November 28, 1988 to American Council of Life Insurance. In connection therewith, KILICO, the Separate Account and IBS represent that they will:

          1. Include appropriate disclosure regarding the restrictions on redemptions imposed by IRC Section 403(b)(11) in each registration statement, including the prospectus, used in connection with IRC 403(b) Tax-Sheltered Annuity Programs;

          2. Include appropriate disclosure regarding the restrictions on redemptions imposed by IRC Section 403(b)(11) in any sales literature used in connection with the offer of Contracts to 403(b) participants;

          3. Instruct salespeople who solicit participants to purchase Contracts specifically to bring the restrictions on redemption imposed by 403(b)(11) to the attention of potential participants; and

          4. Obtain from each participant who purchases an IRC Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the restrictions on redemption imposed by IRC
     Section 403(b) and the investment alternatives available under the employer's IRC Section 403(b) arrangement, to which the participant may elect to transfer his or her contract value.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, KILICO Variable Annuity Separate Account, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to the Registration Statement, and has caused this Amendment to be signed on its behalf by the undersigned in the City of Long Grove and State of Illinois on the 10th day of September, 1999.


                                         KILICO VARIABLE ANNUITY SEPARATE
                                         ACCOUNT
                                         (Registrant)
                                         By: Kemper Investors Life Insurance
                                         Company


                                         BY: /s/ GALE K. CARUSO

                                          -------------------------------------

                                           Gale K. Caruso, President and Chief
                                             Executive Officer


                                         KEMPER INVESTORS LIFE INSURANCE COMPANY
                                         (Depositor)


                                         BY: /s/ GALE K. CARUSO


                                           -------------------------------------

                                           Gale K. Caruso, President and Chief
                                             Executive Officer



As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following directors and principal officers of Kemper Investors Life Insurance Company in the capacities indicated on the 10th day of September, 1999.



                      SIGNATURE                                                  TITLE
                      ---------                                                  -----

/s/ GALE K. CARUSO                                          President, Chief Executive Officer and Director
-----------------------------------------------------       (Principal Executive Officer)
Gale K. Caruso

/s/ JOHN B. SCOTT                                           Chairman of the Board and Director
-----------------------------------------------------
John B. Scott

/s/ FREDERICK L. BLACKMON                                   Senior Vice President and Chief Financial
-----------------------------------------------------       Officer
Frederick L. Blackmon                                       (Principal Financial Officer and
                                                            Principal Accounting Officer)

/s/ W.H. BOLINDER                                           Director
-----------------------------------------------------
William H. Bolinder

/s/ DAVID A. BOWERS                                         Director
-----------------------------------------------------
David A. Bowers

/s/ ELIANE C. FRYE                                          Director
-----------------------------------------------------
Eliane C. Frye

/s/ GUNTHER GOSE                                            Director
-----------------------------------------------------
Gunther Gose

/s/ JAMES E. HOHMANN                                        Director
-----------------------------------------------------
James E. Hohmann

                                 EXHIBIT INDEX



                                                                         SEQUENTIAL
EXHIBIT                                                                     PAGE
NUMBER                                TITLE                               NUMBER*
-------                               -----                              ----------
 8.2(c)    Restatement of Participation Agreement among Counsellors
           Securities, Inc., Warburg Pincus Asset Management, Inc.
           and/or the Warburg Pincus Funds and Kemper Investors Life
           Insurance Company...........................................